INTANGIBLE ASSETS - Useful Life (Details)	6 Months Ended
Jun. 30, 2026
Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	5 years
Management contracts | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	11 years
Management contracts | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	16 years
Other | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	4 years
Other | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	10 years